STOCKHOLDERS' EQUITY (Details)	Dec. 02, 2021 $ / shares shares	Oct. 04, 2021	Mar. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Mar. 31, 2022 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Preferred stock authorized				10,000,000
Preferred stock, par value | $ / shares				$ 0.0001
Preferred stock issued				0
Preferred stock outstanding				0
Foresight Acquisition Corp
Class of Stock [Line Items]
Preferred stock authorized	1,000,000						1,000,000
Preferred stock, par value | $ / shares	$ 0.0001						$ 0.0001
Preferred stock issued	0						0
Preferred stock outstanding	0						0
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized			800,000,000	800,000,000		800,000,000
Common stock par or stated value per share | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001
Common stock shares issued			41,579,000	41,578,890		41,578,890
Common stock shares outstanding (in shares)			41,579,000	41,578,890		41,578,890
Common Class A [Member] | Common Stock
Class of Stock [Line Items]
Common stock shares outstanding (in shares)			41,579,000	41,579,000	41,579,000	41,579,000
Common Class A [Member] | Foresight Acquisition Corp
Class of Stock [Line Items]
Common stock shares authorized	200,000,000						200,000,000
Common stock par or stated value per share | $ / shares	$ 0.0001						$ 0.0001
Common Stock Voting Rights	one vote for each share
Common stock shares issued	832,500						7,906,250
Common stock shares outstanding (in shares)	832,500						7,906,250
Conversion ratio		0.01
Common Class B [Member]
Class of Stock [Line Items]
Common stock shares authorized			205,000,000	205,000,000
Common stock par or stated value per share | $ / shares			$ 0.0001	$ 0.0001
Common stock shares issued			201,867,000	201,592,000
Common stock shares outstanding (in shares)			201,867,000	201,592,000
Common Class B [Member] | Common Stock
Class of Stock [Line Items]
Common stock shares outstanding (in shares)			201,867,000	201,592,000	197,103,000	196,554,000
Common Class B [Member] | Foresight Acquisition Corp
Class of Stock [Line Items]
Common stock shares authorized	20,000,000						20,000,000
Common stock par or stated value per share | $ / shares	$ 0.0001						$ 0.0001
Common Stock Voting Rights	one
Common stock shares issued	7,906,250						7,906,250
Common stock shares outstanding (in shares)	7,906,250						7,906,250
Conversion ratio	1